Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

September 14, 2015

Via EDGAR and Overnight Delivery

Laura Riegel, Senior Counsel

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Registration Statement for Ameritas Life Insurance Corp. ("Depositor" or "Ameritas Life") and Ameritas Life Insurance Corp. Separate Account LLVA (1940 Act No. 811-07661) ("Registrant" or "Separate Account")
Ameritas Advisor No-Load VA (1933 Act No. 333-205138)
Pre-Effective Amendment No. 1 on Form N-4 Acceleration Request Pursuant to Rule 17 CFR 230.461 to September 28, 2015

Dear Ms. Riegel:

The Registrant and the Principal Underwriter, Ameritas Investment Corp., hereby request that the effective date of the above captioned Pre-Effective Amendment No. 1 to the Registration Statement be accelerated to September 28, 2015.

In support of this request, we state:

(i)	The initial Form N-4 filing for Registration Statement No. 333-205138 was submitted via EDGAR and by overnight mail to the Division of Investment Management on June 22, 2015. We received a letter dated August 21, 2015, stating that the Commission staff had given the registration statement selective review and setting forth staff comments.

(ii)	The Commission’s comments have been addressed in preparation of this Pre-Effective Amendment No 1.

(iii)	Securities reflecting changes described above will not be distributed until they are declared effective.

We acknowledge that we are responsible for the accuracy and adequacy of the disclosure in the filing. We have provided all information investors require for an informed decision. Since the Separate Account and its management are in possession of all facts relating to the Separate Account’s disclosure, we are responsible for the accuracy and adequacy of the disclosures we have made.

We further acknowledge that:

▪	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

▪	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing; the staff's comments, the Registrant's changes to the disclosure in response to the staff's comments or the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from this responsibility; and

▪	The Registrant may not assert this action or the staff's comments as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your consideration and assistance. If you have any questions regarding this acceleration request or the Pre-Effective Amendment, please contact Ann Diers, 402-467-7847.

Sincerely,

On behalf of	On behalf of
Ameritas Life Insurance Corp. Separate Account LLVA	Ameritas Investment Corp.

/s/ JoAnn M. Martin	/s/ Salene M. Hitchcock-Gear
Name: JoAnn M. Martin	Name: Salene M. Hitchcock-Gear
Title: Chair, President &	Title: President and Chief Executive
Chief Executive Officer	Officer
Ameritas Life Insurance Corp.	Ameritas Investment Corp.